Long-Term Debt - Schedule of Debt (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Oct. 08, 2021
Debt Instrument [Line Items]
Long-term debt	$ 9,125,745,000	$ 8,352,039,000
Gains (losses) recognized in interest expense of Jefferies Group	16,662,000	4,856,000	$ (2,546,000)
Structured notes matures in 2022	57,100,000
Structured notes matures in 2023	1,320,300,000
Structured notes matures in 2024	1,062,100,000
Structured notes matures in 2025	78,800,000
Structured notes matures in 2026	55,700,000
Parent company
Debt Instrument [Line Items]
Long-term debt	687,008,000	992,711,000
Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 8,438,737,000	$ 7,359,328,000
5.50% Senior Notes due October 18, 2023
Debt Instrument [Line Items]
Interest rate	5.50%	5.50%
Principal outstanding	$ 441,748,000	$ 750,000,000		$ 750,000,000
5.50% Senior Notes due October 18, 2023 | Parent company
Debt Instrument [Line Items]
Long-term debt	$ 440,120,000	$ 745,883,000
6.625% Senior Notes due October 23, 2043
Debt Instrument [Line Items]
Interest rate	6.625%	6.625%
Principal outstanding	$ 250,000,000	$ 250,000,000
6.625% Senior Notes due October 23, 2043 | Parent company
Debt Instrument [Line Items]
Long-term debt	$ 246,888,000	$ 246,828,000
2.25% Euro Medium Term Notes, due July 13, 2022
Debt Instrument [Line Items]
Interest rate	2.25%	2.25%
Principal outstanding	$ 0	$ 4,779,000
2.25% Euro Medium Term Notes, due July 13, 2022 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 4,638,000
5.125% Senior Notes, due January 20, 2023
Debt Instrument [Line Items]
Interest rate	5.125%	5.125%
Principal outstanding	$ 0	$ 750,000,000
5.125% Senior Notes, due January 20, 2023 | Jefferies Group
Debt Instrument [Line Items]
Interest rate	5.125%
5.125% Senior Notes, due January 20, 2023 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 759,901,000
1.00% Euro Medium Term Notes, due July 19, 2024
Debt Instrument [Line Items]
Interest rate	1.00%	1.00%
Principal outstanding	$ 566,150,000	$ 597,350,000
1.00% Euro Medium Term Notes, due July 19, 2024 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 564,985,000	$ 595,700,000
4.85% Senior Notes, due January 15, 2027
Debt Instrument [Line Items]
Interest rate	4.85%	4.85%
Principal outstanding	$ 750,000,000	$ 750,000,000
4.85% Senior Notes, due January 15, 2027 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 775,550,000	$ 809,039,000
6.45% Senior Debentures, due June 8, 2027
Debt Instrument [Line Items]
Interest rate	6.45%	6.45%
Principal outstanding	$ 350,000,000	$ 350,000,000
6.45% Senior Debentures, due June 8, 2027 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 366,556,000	$ 369,057,000
4.15% Senior Notes, due January 23, 2030
Debt Instrument [Line Items]
Interest rate	4.15%	4.15%
Principal outstanding	$ 1,000,000,000	$ 1,000,000,000
4.15% Senior Notes, due January 23, 2030 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 990,525,000	$ 989,574,000
2.625% Senior Notes due October 15, 2031
Debt Instrument [Line Items]
Interest rate	2.625%	2.625%
Principal outstanding	$ 1,000,000,000	$ 0
2.625% Senior Notes due October 15, 2031 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 988,059,000	$ 0
2.75% Senior Notes, due October 15, 2032
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Principal outstanding	$ 500,000,000	$ 500,000,000
2.75% Senior Notes, due October 15, 2032 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 460,724,000	$ 485,134,000
6.25% Senior Debentures, due January 15, 2036
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Principal outstanding	$ 495,000,000	$ 500,000,000
6.25% Senior Debentures, due January 15, 2036 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	$ 505,267,000	$ 510,834,000
6.50% Senior Notes, due January 20, 2043
Debt Instrument [Line Items]
Interest rate	6.50%	6.50%
Principal outstanding	$ 391,000,000	$ 400,000,000
6.50% Senior Notes, due January 20, 2043 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	409,926,000	419,826,000
Floating Rate Senior Notes, due October 29, 2071 | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	61,703,000	0
Jefferies Group Unsecured Revolving Credit Facility | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	348,951,000	0
Structured notes | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,840,000,000
Structured notes matures in 2022	12,000,000
Structured notes matures in 2023	2,800,000
Structured notes matures in 2024	3,900,000
Structured notes matures in 2025	30,700,000
Structured notes matures in 2026	35,500,000
Structured notes matures in 2027 and thereafter	1,760,000,000
Structured notes | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	1,843,598,000	1,712,245,000
Jefferies Group Revolving Credit Facility | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	249,000,000
Jefferies Group Revolving Credit Facility | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	248,982,000	189,732,000
Jefferies Group Secured Credit Facility | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	375,000,000	0
Jefferies Group Secured Bank Loan | Subsidiaries | Jefferies Group
Debt Instrument [Line Items]
Long-term debt	100,000,000	50,000,000
HomeFed EB-5 Program debt | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	203,132,000	191,294,000
HomeFed construction loans | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	45,581,000	45,471,000
Foursight Capital | Subsidiaries | Jefferies Group Secured Credit Facility
Debt Instrument [Line Items]
Long-term debt	82,626,000	129,000,000
Vitesse Energy Revolving Credit Facility | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	67,572,000	97,883,000
4.85% Senior notes, due January 15, 2027 and 2.75% senior notes, due October 15, 2032 | Subsidiaries | Interest rate swaps
Debt Instrument [Line Items]
Gains (losses) recognized in interest expense of Jefferies Group	$ (58,500,000)	$ 36,700,000